Intangible Assets and Goodwill (Details) - Schedule of intangible assets and goodwil - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
Schedule of intangible assets and goodwil [Abstract]
Intangible assets	¥ 4,009,372	¥ 3,230,126